Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Change in gross insurance contract liabilities	$ 39,391	$ 34,721
Change in insurance contract liabilities	36,982	33,727
Increase in insurance contract liabilities	37,876	34,056
Contract liabilities in gross claims and benefits	$ 1,515	$ 665